UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon              Indianapolis, IN          February 8, 2013
      ------------------              ----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          104
                                         -----------

Form 13F Information Table Value Total:  $   208,023
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M Co.                                   COM      88579Y101       5,133      55,282 SH       Sole                 55,282
Abbott Laboratories                      COM      002824100          33         500 SH       Sole                    500
Acco Brands Corp.                        COM      00081T108          22       2,953 SH       Sole                  2,953
Aflac Inc.                               COM      001055102       4,010      75,484 SH       Sole                 75,484
American Tower Corp.                     COM      03027x100       4,303      55,690 SH       Sole                 55,690
Amgen Inc.                               COM      031162100       5,385      62,472 SH       Sole                 62,472
Anglo American PLC (ADR)                 COM      03485P201          34       2,184 SH       Sole                  2,184
Anglogold Ashanti Ltd. (ADR)             COM      035128206          13         400 SH       Sole                    400
Apple Inc.                               COM      037833100          21          40 SH       Sole                     40
Bank of New York Mellon Corp.            COM      064058100           6         241 SH       Sole                    241
Baxter International Inc.                COM      071813109       2,514      37,718 SH       Sole                 37,718
Berkshire Hathaway Inc. Class            COM      084670702          67         742 SH       Sole                    742
Boeing Co.                               COM      097023105         634       8,416 SH       Sole                  8,416
CBS Corp.                                COM      124857202          10         275 SH       Sole                    275
C T I GROUP HOLDINGS INC                 COM      126431105          33     142,000 SH       Sole                142,000
CVS Caremark Corp.                       COM      126650100       6,698     138,536 SH       Sole                138,536
Canadian Natural Resources Ltd           COM      136385101         219       7,600 SH       Sole                  7,600
Caterpillar Inc.                         COM      149123101         129       1,440 SH       Sole                  1,440
Cenovus Energy Inc.                      COM      15135U109       1,567      46,720 SH       Sole                 46,720
Chevron Corp.                            COM      166764100         104         967 SH       Sole                    967
Cisco Systems Inc.                       COM      17275R102       4,078     207,531 SH       Sole                207,531
Coach Inc.                               COM      189754104       5,739     103,390 SH       Sole                103,390
Colgate-Palmolive Co.                    COM      194162103       6,299      60,252 SH       Sole                 60,252
Comcast Corp.                            COM      20030n101         315       8,423 SH       Sole                  8,423
ConocoPhillips                           COM      20825C104       2,633      45,401 SH       Sole                 45,401
Covidien PLC                             COM      G2554F105         352       6,096 SH       Sole                  6,096
Cummins Inc.                             COM      231021106         152       1,400 SH       Sole                  1,400
Devon Energy Corp.                       COM      25179M103           4          75 SH       Sole                     75
Directv Group Inc.                       COM      25459L106          25         493 SH       Sole                    493
EMC Corp.                                COM      268648102       6,643     262,586 SH       Sole                262,586
Eli Lilly & Co.                          COM      532457108         333       6,746 SH       Sole                  6,746
EnCana Corp.                             COM      292505104       1,549      78,372 SH       Sole                 78,372
Express Scripts Inc.                     COM      302182100          64       1,192 SH       Sole                  1,192
Exxon Mobil Corp.                        COM      30231G102       3,732      43,119 SH       Sole                 43,119
Fifth Third Bancorp                      COM      316773100          72       4,727 SH       Sole                  4,727
Firstenergy Corp.                        COM      337932107          13         304 SH       Sole                    304
Freeport-McMoran Copper & Gold           COM      35671D857           4         110 SH       Sole                    110
General Electric Co.                     COM      369604103       5,340     254,400 SH       Sole                254,400
General Mills Inc.                       COM      370334104         121       3,000 SH       Sole                  3,000
Goldman Sachs Group Inc.                 COM      38141G104       2,383      18,682 SH       Sole                 18,682
Halliburton Co.                          COM      406216101          10         290 SH       Sole                    290
Hanesbrands Inc.                         COM      410345102         185       5,155 SH       Sole                  5,155
Home Depot Inc.                          COM      437076102       8,235     133,150 SH       Sole                133,150
Honeywell International Inc.             COM      438516106       6,702     105,601 SH       Sole                105,601
IDEX Corp.                               COM      45167R104          84       1,800 SH       Sole                  1,800
Illinois Tool Works Inc.                 COM      452308109          12         200 SH       Sole                    200
Intel Corp.                              COM      458140100       3,894     188,833 SH       Sole                188,833
International Business Machine           COM      459200101       7,633      39,849 SH       Sole                 39,849
Johnson & Johnson                        COM      478160104       4,607      65,717 SH       Sole                 65,717
Kellogg Co.                              COM      487836108         123       2,200 SH       Sole                  2,200
Kimberly-Clark Corp.                     COM      494368103       5,825      68,990 SH       Sole                 68,990
Kohl's Corp.                             COM      500255104       3,187      74,140 SH       Sole                 74,140
Korea Electric Power Corp. (AD           COM      500631106          38       2,700 SH       Sole                  2,700
Linear Technology Corp.                  COM      535678106          10         300 SH       Sole                    300
Manpower Inc.                            COM      56418H100           4         105 SH       Sole                    105
Macy's Inc.                              COM      55616P104           4         100 SH       Sole                    100
Marathon Oil Corp.                       COM      565849106          12         400 SH       Sole                    400
Marathon Petroleum Corp.                 COM      56585A102          44         700 SH       Sole                    700
Martin Marietta Materials Inc.           COM      573284106          66         700 SH       Sole                    700
McCormick & Co. Inc.                     COM      579780206         127       2,000 SH       Sole                  2,000
MeadWestvaco Corp.                       COM      583334107         312       9,804 SH       Sole                  9,804
Medtronic Inc.                           COM      585055106       3,464      84,443 SH       Sole                 84,443
Merck & Co. Inc.                         COM      58933Y105         121       2,949 SH       Sole                  2,949
MetLife Inc.                             COM      59156R108       2,641      80,182 SH       Sole                 80,182
Microsoft Corp.                          COM      594918104       5,120     191,703 SH       Sole                191,703
NV Energy Inc.                           COM      67073Y106          54       3,000 SH       Sole                  3,000
News Corp.                               COM      65248E104          73       2,844 SH       Sole                  2,844
Nike Inc.                                COM      654106103         165       3,200 SH       Sole                  3,200
Norfolk Southern Corp.                   COM      655844108           5          81 SH       Sole                     81
ONEOK Inc.                               COM      682680103          17         400 SH       Sole                    400
Oracle Corp.                             COM      68389X105       2,440      73,237 SH       Sole                 73,237
Pentair Inc.                             COM      709631105          52       1,059 SH       Sole                  1,059
Pepsico Inc.                             COM      713448108       5,877      85,887 SH       Sole                 85,887
Phillips 66 Co.                          COM      718546104         949      17,869 SH       Sole                 17,869
Plum Creek Timber Co. Inc.               COM      729251108          44       1,000 SH       Sole                  1,000
Praxair Inc.                             COM      74005P104       5,202      47,533 SH       Sole                 47,533
QEP Resources Inc.                       COM      74733V100       1,628      53,767 SH       Sole                 53,767
Questar Corp.                            COM      748356102       1,880      95,117 SH       Sole                 95,117
Rayonier Inc.                            COM      754907103         138       2,654 SH       Sole                  2,654
Raytheon Co.                             COM      755111507          10         167 SH       Sole                    167
Roche Holdings Ltd. (ADR)                COM      771195104       3,147      62,311 SH       Sole                 62,311
SPDR S&P 500 (ETF)                       COM      78462F103         923       6,482 SH       Sole                  6,482
Schlumberger Ltd.                        COM      806857108          83       1,200 SH       Sole                  1,200
Sherwin-Williams Co.                     COM      824348106         100         650 SH       Sole                    650
St. Jude Medical Inc.                    COM      790849103           6         155 SH       Sole                    155
Teva Pharmaceutical Industries           COM      881624209       2,291      61,350 SH       Sole                 61,350
The ADT Corporation Co.                  COM      00101J106         105       2,267 SH       Sole                  2,267
Transocean Ltd.                          COM      H8817H100         112       2,519 SH       Sole                  2,519
Tyco International Ltd.                  COM      h89128104         134       4,567 SH       Sole                  4,567
U.S. Bancorp                             COM      902973304       4,316     135,120 SH       Sole                135,120
Union Pacific Corp.                      COM      907818108       5,271      41,930 SH       Sole                 41,930
United Technologies Corp.                COM      913017109       6,008      73,264 SH       Sole                 73,264
VF Corp.                                 COM      918204108       5,449      36,090 SH       Sole                 36,090
Valero Energy Corp.                      COM      91913Y100           4         110 SH       Sole                    110
Vectren Corp.                            COM      92240G101          64       2,175 SH       Sole                  2,175
Wal-Mart Stores Inc.                     COM      931142103          13         185 SH       Sole                    185
Walt Disney Co.                          COM      254687106       7,332     147,254 SH       Sole                147,254
WellPoint Inc.                           COM      94973V107          49         800 SH       Sole                    800
Wells Fargo & Co.                        COM      949746101       3,989     116,701 SH       Sole                116,701
Zimmer Holdings Inc.                     COM      98956P102           5          75 SH       Sole                     75
SPDR Gold Trust                          ETF      78463v107      12,261      75,672 SH       Sole                 75,672
Vanguard MSCI Emerging Markets           ETF      922042858       1,679      37,713 SH       Sole                 37,713
iShares MSCI EAFE Index                  ETF      464287465      10,430     183,438 SH       Sole                183,438
iShares Russell 2000 Index Fun           ETF      464287655       2,472      29,312 SH       Sole                 29,312